Selling and marketing expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ (1,662)	$ (1,341)	$ (3,272)	$ (2,942)
Selling and marketing expenses	(52,503)	(47,373)	(94,565)	(110,541)
Selling and Marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Advertising costs	(50,900)	(45,038)	(91,460)	(106,168)
Employee benefits expenses	(1,394)	(2,079)	(2,747)	(3,803)
Depreciation and amortization	(209)	(256)	(358)	(570)
Selling and marketing expenses	$ (52,503)	$ (47,373)	$ (94,565)	$ (110,541)